Offerings - Offering: 1	Mar. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 28,594,268.74
Amount of Registration Fee	$ 3,948.87
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $3,948.87 was paid in connection with the filing of the Schedule TO-I by HarbourVest Private Investments Fund (File No. 005-95016) on February 13, 2026 (the "Schedule TO"). (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.